SHORT-TERM DEBT (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
SHORT-TERM DEBT
Short-term borrowings	¥ 620,105,995		¥ 350,000,000
Long-term borrowings, current portion	306,113,338		453,131,683
Total	¥ 926,219,333	$ 133,403,332	¥ 803,131,683